Commitments and Contingencies (Details) (CNY)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Office Rental [Member]
Operating Leased Assets [Line Items]
Rental expenses under operating leases	9,196,000	1,472,000	872,000
2015	8,878,000
2016	9,738,000
2017	10,048,000
2018 and thereafter	6,093,000
Total	34,757,000
Bandwidth [Member]
Operating Leased Assets [Line Items]
Rental expenses under operating leases	4,721,000	3,525,000	550,000
2015	976,000
2016
2017
2018 and thereafter
Total	976,000